united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX

Class C Shares: HCMDX

Class I Shares: HCMIX

Class R Shares: HCMSX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX

Class I Shares: HCMQX

Class R Shares: HCMZX

    Class A1 Shares: HCMWX

           Investor Class Shares: HCMPX

Annual Report

June 30, 2015

1-855-969-8464

www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders:

We are pleased to present you with the HCM Tactical Growth Fund Annual Report for year ending June 30, 2015.

The HCM Tactical Growth Fund (the Fund) Class A shares, without load, returned -2.77% versus the HFRX Equity Hedge Index return of -0.84% since inception on 7/30/2014. The fund can take highly concentrated positions in specific market sectors, which can at times cause additional volatility with respect to the index and the broad market. Occasionally, these concentrated positions can lead to slight underperformance versus the benchmark, as was the case this year, however we believe this strategy, on balance, may allow us to add excess return over the long run. This year, the Fund’s performance was adversely affected by its high concentration in the energy and energy services sector, which in turn was caused by the drop in oil.

The market has been facing several headwinds in recent months. Greece has made headlines several times as it struggles with its fiscal policy and flirts with an exit from the Economic and Monetary Union of the European Union, causing volatility around the world. The U.S. economy continues to slowly improve, giving rise to fears of the Federal Reserve raising rates from the near-zero rate regime of the last few years. Significant waves of volatility in the Chinese markets in the last couple of months have caused ripples in the U.S. markets. Together, these factors, in combination with others, have contributed to fears of a slowdown in global markets. Waning demand in China and these fears of a global slowdown led to weaker prices for most commodities, in particular oil.

A major shift in the oil market continued to unfold, as domestic production, driven by new technologies, continues to reduce the relevance to oil prices of foreign producers, particularly the Middle Eastern countries. This reduced reliance on foreign sourced oil in the U.S., as well as a shift to alternative energy sources and fears of a global slowdown also weighed particularly heavily on oil prices.

Nevertheless, many factors point to an improving domestic economy. Also, cheaper oil prices will eventually be felt as lower production costs in many sectors of the economy, potentially helping margins and likely share prices. As the economy continues to grow, we feel there will be some attractive opportunities as various sectors could start to outperform the overall market. We hope to participate in some of these sector moves and potentially add excess return to our investors’ positions in the mid to long term.

Thank you for being a shareholder of the HCM Tactical Growth Fund.

Sincerely

The HCM Tactical Growth Fund

Dear Shareholders:

We are pleased to present you with the HCM Dividend Sector Plus Fund Annual Report for the year ending June 30, 2015.

The HCM Dividend Sector Plus Fund (the Fund) Class A shares, without load, returned 1.50% versus the S&P 500 Index return of 1.72% since inception on 3/11/2015. The Fund takes positions in dividend paying large cap stocks in each of the 10 major market industry sectors. The Fund can also utilize up to 33% leverage at the manager’s discretion in an effort to increase returns. Over the short period between inception and fiscal year end, the Fund slightly underperformed its benchmark, a performance with which we are satisfied. The fund did not use any leverage during this period.

The market has been facing several headwinds in recent months. Greece has made headlines several times as it struggles with its fiscal policy and flirts with an exit from the Economic and Monetary Union of the European Union, causing volatility around the world. The U.S. economy continues to slowly improve, giving rise to fears of the Federal Reserve raising rates from the near-zero rate regime of the last few years. Significant waves of volatility in the Chinese markets in the last couple of months have caused ripples in the U.S. markets. Together, these factors, in combination with others, have contributed to fears of a slowdown in global markets. Waning demand in China and these fears of a global slowdown led to weaker prices for most commodities, in particular oil.

A major shift in the oil market continued to unfold, as domestic production, driven by new technologies, continues to reduce the relevance to oil prices of foreign producers, particularly the Middle Eastern countries. This reduced reliance on foreign sourced oil in the U.S., as well as a shift to alternative energy sources and fears of a global slowdown also weighed particularly heavily on oil prices.

Nevertheless, many factors point to an improving domestic economy. Also, cheaper oil prices will eventually be felt as lower production costs in many sectors of the economy, potentially helping margins and likely share prices. We feel that by having diversified exposure across the market, while preferring value oriented high dividend paying stocks may be an excellent way to deliver excess return to our investors.

Thank you for being a shareholder of the HCM Dividend Sector Plus Fund.

Sincerely

The HCM Dividend Sector Plus Fund

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2015

The Fund’s performance figures* for the period ending June 30, 2015, compared to its benchmark:

Inception** -
June 30, 2015
HCM Tactical Growth Fund – Class A	(2.77)%
HCM Tactical Growth Fund – Class A with load	(8.36)%
HCM Tactical Growth Fund – Class C	(2.80)%
HCM Tactical Growth Fund – Class I	(2.80)%
HCM Tactical Growth Fund – Class R	(2.80)%
HFRX Equity Hedge Index***	(0.84)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.91% for Class A shares, 3.66% for Class C shares, 2.66% for Class I shares, and 2.76% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

HCM Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2015

The Fund’s Top Asset Classes as of June 30, 2015 are as follows:

Asset Class	% of Net Assets
Mutual Funds	48.2%
Common Stocks
Consumer, Non-cyclical	9.8%
Financial	5.4%
Technology	5.4%
Consumer, Cyclical	5.1%
Industrial	4.9%
Energy	4.5%
Utilities	4.4%
Basic Materials	4.2%
Communications	3.5%
Exchange Traded Fund	3.7%
Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Dividend Sector Plus Fund

PORTFOLIO REVIEW (Unaudited)

June 30, 2015

The Fund’s performance figures* for the period ending June 30, 2015, compared to its benchmark:

Inception** -
June 30, 2015
HCM Dividend Sector Plus Fund – Class A	1.50%
HCM Dividend Sector Plus Fund – Class A with load	(4.34)%
HCM Dividend Sector Plus Fund – Class I	1.50%
HCM Dividend Sector Plus Fund – Class R	1.50%
HCM Dividend Sector Plus Fund – Class A1	1.50%
HCM Dividend Sector Plus Fund – Class A1 with load	(4.34)%
HCM Dividend Sector Plus Fund – Investor Class	1.50%
S&P 500 Total Return Index	1.72%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class A shares and Class I shares, 2.36% for Class R shares, 2.66% for Class A1 shares, and 3.26% for Investor Class shares per the March 3, 2015 prospectus. Class A and Class A1 shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

HCM Dividend Sector Plus Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

June 30, 2015

The Fund’s Top Asset Classes as of June 30, 2015 are as follows:

Asset Class	% of Net Assets
Consumer, Non-cyclical	20.7%
Technology	12.0%
Consumer, Cyclical	10.3%
Financial	10.3%
Utilities	10.3%
Basic Materials	9.9%
Energy	9.7%
Communications	8.1%
Industrial	8.0%
Other, Cash & Cash Equivalents	0.7%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

HCM Tactical Growth Fund

PORTFOLIO OF INVESTMENTS

June 30, 2015

Shares		Fair Value
	COMMON STOCKS - 47.2%
	AEROSPACE & DEFENSE - 0.9%
1,246	Lockheed Martin Corp.	$231,631

	AGRICULTURE - 3.4%
4,734	Altria Group, Inc.	231,540
2,918	Philip Morris International, Inc.	233,936
4,771	Reynolds American, Inc.	356,203
		821,679
	BANKS - 2.2%
6,620	BB&T Corp.	266,852
4,110	JPMorgan Chase & Co.	278,494
		545,346
	CHEMICALS - 2.5%
5,433	Dow Chemical Co.	278,007
3,137	LyondellBasell Industries N.V.	324,742
		602,749
	COMPUTERS - 0.7%
3,741	Seagate Technology PLC	177,698

	ELECTRIC - 4.4%
3,659	Consolidated Edison, Inc.	211,783
3,190	Dominion Resources, Inc.	213,315
6,932	PPL Corp.	204,286
4,922	Southern Co.	206,232
11,915	TECO Energy, Inc.	210,419
865	Talen Energy Corp. *	14,843
		1,060,878
	ENVIRONMENTAL CONTROL - 0.9%
4,704	Waste Management, Inc.	218,030

	FOOD - 1.3%
3,818	Kraft Foods Group, Inc.	325,065

	HEALTHCARE - PRODUCTS - 1.0%
3,357	Baxter International, Inc.	234,755

	INSURANCE - 2.0%
4,717	Cincinnati Financial Corp.	236,699
2,883	Prudential Financial, Inc.	252,320
		489,019
	IRON & STEEL - 1.0%
5,265	Nucor Corp.	232,029

	MINING - 0.8%
10,522	Freeport-McMoRan, Inc.	195,920

See accompanying notes to financial statements.

HCM Tactical Growth Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015

Shares		Fair Value
	MISCELLANEOUS MANUFACTURER - 2.1%
3,693	Eaton Corp PLC	249,241
10,031	General Electric Co.	266,524
		515,765
	OFFICE & BUSINESS EQUIPMENT - 0.9%
10,157	Pitney Bowes, Inc.	211,367

	OIL & GAS - 4.5%
3,840	ConocoPhillips	235,814
7,491	Diamond Offshore Drilling, Inc.	193,343
8,557	Ensco PLC	190,564
15,174	Noble Corp PLC	233,528
15,449	Transocean Ltd.	249,038
		1,102,287
	PACKAGING & CONTAINERS - 1.0%
5,246	Bemis Co, Inc.	236,122

	PHARMACEUTICALS - 4.1%
3,501	Eli Lilly & Co.	292,298
2,326	Johnson & Johnson	226,692
3,920	Merck & Co., Inc.	223,166
7,400	Pfizer, Inc.	248,122
		990,278
	RETAIL - 4.2%
6,264	Coach, Inc.	216,797
4,046	Darden Restaurants, Inc.	287,590
7,115	GameStop Corp.	305,660
14,120	Staples, Inc.	216,177
		1,026,224
	SAVINGS & LOANS - 1.1%
16,555	People’s United Financial, Inc.	268,357

	SEMICONDUCTORS - 1.9%
3,637	KLA-Tencor Corp.	204,436
5,456	Microchip Technology, Inc.	258,751
		463,187
	SOFTWARE - 1.9%
7,718	CA, Inc.	226,060
5,156	Paychex, Inc.	241,713
		467,773
	TELECOMMUNICATIONS - 3.5%
7,237	AT&T, Inc.	257,058
6,311	CenturyLink, Inc.	185,417
35,542	Frontier Communications Corp.	175,933
5,141	Verizon Communications, Inc.	239,622
		858,030

See accompanying notes to financial statements.

HCM Tactical Growth Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015

Shares		Fair Value
	TOYS/GAMES/HOBBIES - 0.9%
8,402	Mattel, Inc.	$215,847

	TOTAL COMMON STOCKS (Cost $11,841,852)	11,490,036

	EXCHANGE TRADED FUND - 3.7%
12,313	ProShares Ultra QQQ	900,696
	TOTAL EXCHANGE TRADED FUND (Cost $899,963)	900,696

	MUTUAL FUNDS - 48.2%
	EQUITY FUNDS - 48.2%
69,317	ProFunds Ultra NASDAQ-100 ProFund *	6,451,332
33,799	Profunds UltraMid-Cap ProFund	3,101,352
21,409	Rydex Series - Banking Fund	2,158,018
	TOTAL MUTUAL FUNDS (Cost $11,150,000)	11,710,702

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
1,169,572	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $1,169,572)	1,169,572

	TOTAL INVESTMENTS - 103.9% (Cost $25,061,387) (a)	$25,271,006
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%	(953,314)
	NET ASSETS - 100.0%	$24,317,692

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,140,915 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,076,867
Unrealized Depreciation:	(946,776)
Net unrealized Appreciation:	$130,091

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

*	Non-income producing security.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund

PORTFOLIO OF INVESTMENTS

June 30, 2015

Shares		Fair Value
	COMMON STOCKS - 99.3%
	AEROSPACE & DEFENSE - 2.0%
4,014	Lockheed Martin Corp.	$746,203

	AGRICULTURE - 6.3%
15,930	Altria Group, Inc.	779,136
9,360	Philip Morris International, Inc.	750,391
10,637	Reynolds American, Inc.	794,158
		2,323,685
	BANKS - 4.1%
18,672	BB&T Corp.	752,668
11,221	JPMorgan Chase & Co.	760,335
		1,513,003
	CHEMICALS - 4.1%
14,777	Dow Chemical Co.	756,139
7,340	LyondellBasell Industries N.V.	759,837
		1,515,976
	COMPUTERS - 1.8%
14,354	Seagate Technology PLC	681,815

	COSMETICS & PERSONAL CARE - 2.1%
9,774	Procter & Gamble Co.	764,718

	ELECTRIC - 10.3%
13,306	Consolidated Edison, Inc.	770,151
11,460	Dominion Resources, Inc.	766,330
25,419	PPL Corp.	749,098
18,108	Southern Co.	758,725
43,025	TECO Energy, Inc.	759,822
		3,804,126
	ENVIRONMENTAL CONTROL - 2.0%
15,837	Waste Management, Inc.	734,045

	FOOD - 2.1%
9,035	Kraft Foods Group, Inc.	769,240

	FOREST PRODUCTS & PAPER - 1.9%
15,009	International Paper Co.	714,278

	HEALTHCARE - PRODUCTS - 2.1%
11,204	Baxter International, Inc.	783,496

	INSURANCE - 4.1%
14,957	Cincinnati Financial Corp.	750,542
8,583	Prudential Financial, Inc.	751,184
		1,501,726
	IRON & STEEL - 1.9%
15,799	Nucor Corp.	696,262

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015

Shares		Fair Value
	MINING - 2.0%
38,719	Freeport-McMoRan, Inc.	$720,948

	MISCELLANEOUS MANUFACTURER - 4.0%
10,668	Eaton Corp PLC	719,983
27,975	General Electric Co.	743,296
		1,463,279
	OFFICE & BUSINESS EQUIPMENT - 2.0%
35,267	Pitney Bowes, Inc.	733,906

	OIL & GAS - 9.7%
12,072	ConocoPhillips	741,342
27,004	Diamond Offshore Drilling, Inc.	696,973
32,586	Ensco PLC	725,690
46,800	Noble Corp PLC	720,252
43,220	Transocean Ltd.	696,706
		3,580,963
	PHARMACEUTICALS - 8.2%
9,092	Eli Lilly & Co.	759,091
7,786	Johnson & Johnson	758,824
13,234	Merck & Co., Inc.	753,412
22,397	Pfizer, Inc.	750,971
		3,022,298
	RETAIL - 8.2%
21,815	Coach, Inc.	755,017
11,225	Darden Restaurants, Inc.	797,873
17,824	GameStop Corp.	765,719
46,987	Staples, Inc.	719,371
		3,037,980
	SAVINGS & LOANS - 2.1%
47,721	People’s United Financial, Inc.	773,557

	SEMICONDUCTORS - 4.2%
13,693	KLA-Tencor Corp.	769,684
16,166	Microchip Technology, Inc.	766,673
		1,536,357
	SOFTWARE - 4.0%
25,435	CA, Inc.	744,991
15,968	Paychex, Inc.	748,580
		1,493,571
	TELECOMMUNICATIONS - 8.1%
22,067	AT&T, Inc.	783,820
23,608	CenturyLink, Inc.	693,603
154,818	Frontier Communications Corp.	766,349
16,210	Verizon Communications, Inc.	755,548
		2,999,320

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2015

Shares		Fair Value
	TOYS/GAMES/HOBBIES - 2.0%
29,330	Mattel, Inc.	$753,488

	TOTAL COMMON STOCKS (Cost $37,797,318)	36,664,240

	SHORT-TERM INVESTMENT - 4.3%
	MONEY MARKET FUND - 4.3%
1,584,037	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $1,584,037)	1,584,037

	TOTAL INVESTMENTS - 103.6% (Cost $39,381,355) (a)	$38,248,277
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)%	(1,316,418)
	NET ASSETS - 100.0%	$36,931,859

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,415,756 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$761,603
Unrealized Depreciation:	(1,929,082)
Net unrealized Depreciation:	$(1,167,479)

+	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

See accompanying notes to financial statements.

The HCM Funds

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

	HCM Tactical	HCM Dividend
	Growth Fund	Sector Plus Fund
ASSETS
Investment securities:
At cost	$25,061,387	$39,381,355
At fair value	$25,271,006	$38,248,277
Receivable for Fund shares sold	—	105,519
Prepaid expenses	24,092	32,512
Dividends and interest receivable	24,369	73,235
TOTAL ASSETS	25,319,467	38,459,543

LIABILITIES
Payable for investments purchased	899,963	1,372,869
Payable for Fund shares redeemed	53,279	80,270
Investment advisory fees payable	15,886	35,610
Distribution (12b-1) fees payable	5,450	8,252
Accrued expenses and other liabilities	27,197	30,683
TOTAL LIABILITIES	1,001,775	1,527,684
NET ASSETS	$24,317,692	$36,931,859

Net Assets Consist Of:
Paid in capital	$24,784,389	$36,895,521
Undistributed net investment income (loss)	(5,325)	165,873
Accumulated net realized gain (loss) from security transactions	(670,991)	1,003,543
Net unrealized appreciation (depreciation) on investments	209,619	(1,133,078)
NET ASSETS	$24,317,692	$36,931,859

See accompanying notes to financial statements.

The HCM Funds

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2015

	HCM Tactical		HCM Dividend
	Growth Fund		Sector Plus Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$24,317,662		$36,931,819
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,503,642		3,639,308
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.71		$10.15
Maximum offering price per share (maximum sales charge of 5.75%)	$10.30		$10.77

Class C Shares:
Net Assets	$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.72	*

Class I Shares:
Net Assets	$10		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.72	*	$10.15	*

Class R Shares:
Net Assets	$10		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.72	*	$10.15	*

Class A1 Shares:
Net Assets			$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share			$10.15	*
Maximum offering price per share (maximum sales charge of 5.75%)			$10.77

Investor Class Shares:
Net Assets			$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)			1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share			$10.15	*

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2015

	HCM Tactical	HCM Dividend
	Growth Fund *	Sector Plus Fund **
INVESTMENT INCOME
Dividends	$395,540	$379,554
Interest	1,049	215
TOTAL INVESTMENT INCOME	396,589	379,769

EXPENSES
Investment advisory fees	231,249	128,811
Distribution (12b-1) fees:
Class A	46,250	25,762
Registration fees	34,505	10,992
Administrative services fees	34,121	11,907
Accounting services fees	22,921	7,974
Transfer agent fees	21,254	7,419
Audit fees	15,000	14,000
Printing and postage expenses	14,016	10,360
Compliance officer fees	12,086	2,858
Legal fees	9,711	4,716
Trustees fees and expenses	8,063	3,266
Custodian fees	5,239	4,499
Non 12b-1 shareholder servicing	4,895	3,421
Insurance expense	1,186	1,009
Other expenses	4,808	3,793
TOTAL EXPENSES	465,304	240,787
Less: Fees waived by the Adviser	(97,273)	(39,448)

NET EXPENSES	368,031	201,339
NET INVESTMENT INCOME	28,558	178,430

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain(loss) from:
Security transactions	(691,992)	990,986
Distributions of realized gains from underlying investment companies	14,644	—
Net change in unrealized appreciation (depreciation) on investments	209,619	(1,133,078)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(467,729)	(142,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(439,171)	$36,338

*	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

**	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

See accompanying notes to financial statements.

The HCM Funds

STATEMENTS OF CHANGES IN NET ASSETS

	HCM Tactical Growth	HCM Dividend Sector
	Fund **	Plus Fund ***
	Period Ended	Period Ended
	June 30, 2015	June 30, 2015
FROM OPERATIONS
Net investment income	$28,558	$178,430
Net realized gain (loss) from security transactions	(691,992)	990,986
Distributions of realized gains from underlying investment companies	14,644	—
Net change in unrealized appreciation (depreciation) on investments	209,619	(1,133,078)
Net increase (decrease) in net assets resulting from operations	(439,171)	36,338

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(28,539)	—
Net decrease in net assets resulting from distributions to shareholders	(28,539)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	31,909,464	39,804,316
Class C	10
Class I	10	10
Class R	10	10
Class A1		10
Investor Class		10
Net asset value of shares issued in reinvestment of distributions:
Class A	16,894	—
Redemption fee proceeds:
Class A	4,091	6,751
Payments for shares redeemed:
Class A	(7,145,077)	(2,915,586)
Net increase in net assets resulting from shares of beneficial interest	24,785,402	36,895,521

TOTAL INCREASE IN NET ASSETS	24,317,692	36,931,859

NET ASSETS
Beginning of Period	—	—
End of Period *	$24,317,692	$36,931,859
* Includes undistributed net investment income (loss) of:	$(5,325)	$165,873

**	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

***	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

See accompanying notes to financial statements.

The HCM Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	HCM Tactical Growth	HCM Dividend Sector
	Fund **	Plus Fund ***
	Period Ended	Period Ended
	June 30, 2015	June 30, 2015
SHARE ACTIVITY
Class A:
Shares Sold	3,238,144	3,917,682
Shares Reinvested	1,754	—
Shares Redeemed	(736,256)	(278,374)
Net increase in shares of beneficial interest outstanding	2,503,642	3,639,308

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	1	1
Net increase in shares of beneficial interest outstanding	1	1

Class R:
Shares Sold	1	1
Net increase in shares of beneficial interest outstanding	1	1

Class A1:
Shares Sold		1
Net increase in shares of beneficial interest outstanding		1

Investor Class:
Shares Sold		1
Net increase in shares of beneficial interest outstanding		1

**	The HCM Tactical Growth Fund commenced operations on July 30, 2014.

***	The HCM Dividend Sector Plus Fund commenced operations on March 11, 2015.

See accompanying notes to financial statements.

HCM Tactical Growth Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended June 30, 2015 (1)
Class A	Class C	Class I	Class R
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.01	0.00	(10)	0.00	(10)	0.00	(10)
Net realized and unrealized loss on investments	(0.29)	(0.28)	(0.28)	(0.28)
Total from investment operations	(0.28)	(0.28)	(0.28)	(0.28)

Less distributions from:
Net investment income	(0.01)	—	—	—
Total distributions	(0.01)	—	—	—

Paid-in-Capital From Redemption Fees	0.00	(10)	—	—	—

Net asset value, end of period	$9.71	$9.72	$9.72	$9.72

Total return (3)(8)	(2.77)%	(2.80)%	(2.80)%	(2.80)%

Net assets, at end of period (000s)	$24,318	$10	(9)	$10	(9)	$10	(9)

Ratio of gross expenses to average net assets (4)(5)(6)	2.52%	3.27%	2.27%	2.37%
Ratio of net expenses to average net assets (5)(6)	1.99%	2.74%	1.74%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.15%	0.90%	(0.10)%	0.00%

Portfolio Turnover Rate (8)	247%	247%	247%	247%

(1)	The HCM Tactical Growth Fund’s Class A, Class C, Class I and Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Period Ended June 30, 2015 (1)
	Class A	Class I		Class R		Class A1		Investor Class
Net asset value, beginning of period	$10.00	$10.00		$10.00		$10.00		$10.00

Activity from investment operations:
Net investment income (2)	0.06	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)
Net realized and unrealized gain on investments	0.09	0.15		0.15		0.15		0.15
Total from investment operations	0.15	0.15		0.15		0.15		0.15

Net asset value, end of period	$10.15	$10.15		$10.15		$10.15		$10.15

Total return (3)(8)	1.50%	1.50%		1.50%		1.50%		1.50%

Net assets, at end of period (000s)	$36,932	$10	(9)	$10	(9)	$10	(9)	$10	(9)

Ratio of gross expenses to average net assets (4)(5)(6)	2.38%	2.38%		2.23%		2.53%		3.13%
Ratio of net expenses to average net assets (5)(6)	1.99%	1.99%		1.84%		2.14%		2.74%
Ratio of net investment income to average net assets (5)(6)(7)	1.76%	1.76%		1.61%		1.91%		2.51%

Portfolio Turnover Rate (8)	54%	54%		54%		54%		54%

(1)	The HCM Dividend Sector Plus Fund’s Class A, Class I, Class R, Class A1 and Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”) and HCM Dividend Sector Plus Fund (“HDSPF”), (each a “Fund” and collectively “the Funds”), are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective is to seek long-term capital appreciation. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015.

The Funds currently offer Class A, Class I and Class R shares. HTGF also offers Class C shares and HDSPF also offers Class A1 shares and Investor Class shares. Class C, Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non -exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,490,036	$—	$—	$11,490,036
Exchange Traded Fund	900,696	—	—	900,696
Mutual Funds	11,710,702	—	—	11,710,702
Short-Term Investment	1,169,572	—	—	1,169,572
Total	$25,271,006	$—	$—	$25,271,006

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$36,664,240	$—	$—	$36,664,240
Short-Term Investment	1,584,037	—	—	1,584,037
Total	$38,248,277	$—	$—	$38,248,277

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, since the Funds’ inception, related to uncertain tax positions expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $69,527,994 and $44,752,944, respectively for HTGF. For the period ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $56,843,826 and $19,495,478, respectively for HDSPF.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each of the Fund’s average daily net assets. For the periods ended June 30, 2015, the Adviser earned management fees of $231,249 and $128,811 for HTGF and HDSPF, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2016 and October 31, 2017 for both HTGF and HDSPF, respectively, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

annum of the average daily net assets of each class of shares:

					Class	Investor
	Class A	Class I	Class R	Class C	A1	Class
HTGF	1.99%	1.74%	1.84%	2.74%	N/A	N/A
HDSPF	1.99%	1.99%	1.84%	N/A	2.14%	2.74%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Funds’ operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause the each Fund’s expenses to exceed the expense limitation. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts previously waived by the Advisor are subject to recapture by the Funds by the following dates:

6/30/2018
HTGF	$97,273
HDSPF	$39,448

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Class C and Class R shares, respectively, for HTGF, and 0.25%, 0.40%, 1.00%, 0.25%, 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Pursuant to the Plans, $46,250 and $25,762 in distribution fees for Class A shares of HTGF and HDSPF, respectively, were incurred during the period ended June 30, 2015.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales HTGF’s Class A shares for the period ended June 30, 2015, the Distributor received no compensation from front-end sales charge. On sales of HDSPF’s Class A and Class A1 shares for the period ended June 30, 2015, the Distributor received $803 and $0, respectively, from front-end sales charge of which $106 and $0, respectively, was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

Gemini Fund Services, LLC (“GFS”)- an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Funds are also officers of GFS and are not paid any fees directly by either Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from each Fund.

Blu Giant, LLC (“Blu Giant”)- Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The HCM Tactical Growth Fund currently invests a portion of its assets in ProFunds Ultra NASDAQ-100 ProFund (the “ProFund”). The Fund may redeem its investment in the ProFund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the ProFund. The financial statements of the ProFund, including portfolio of investments, can be found at the www.profunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2015, the Fund invested 26.5% of it’s net assets in the ProFund.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2015 was as follows:

For the period ended June 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Growth Fund	$27,526	$—	$1,013	$28,539
Dividend Sector Plus Fund	—	—	—	—

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Tactical Growth Fund	$—	$—	$(295,869)	$—	$(300,919)	$130,091	$(466,697)
Dividend Sector Plus Fund	1,203,817	—	—	—	—	(1,167,479)	36,338

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income and accumulated net realized gain/ (loss) is primarily attributable to the tax deferral of losses on wash sales, and adjustments for C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Tactical Growth Fund	$10,569
Dividend Sector Plus Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Tactical Growth Fund	$290,350
Dividend Sector Plus Fund	—

At June 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Tactical Growth Fund	$295,869	$—	$295,869
Dividend Sector Plus Fund	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and tax adjustments related to real estate investment trusts and C-Corporation return of capital distributions, resulted in reclassification for the period ended June 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Tactical Growth Fund	$(1,013)	$(5,344)	$6,357
Dividend Sector Plus Fund	—	(12,557)	12,557

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2015

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Funds for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the period ended June 30, 2015, HTGF and HDSPF assessed $4,091 and $6,751, respectively, in redemption fees.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund (the Funds)

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Tactical Growth Fund, a series of the Northern Lights Fund Trust III, as of June 30, 2015, the related statement of operations, changes in net assets and the financial highlights for the period from July 30, 2014 (commencement of operations) through June 30, 2015. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of HCM Dividend Sector Plus Fund, a series of the Northern Lights Fund Trust III, as of June 30, 2015, the related statement of operations, changes in net assets and the financial highlights for the period from March 11, 2015 (commencement of operations) through June 30, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund as of June 30, 2015, and the results of their operations, changes in their net assets and their financial highlights for the periods from each Funds’ commencement of operations through June 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

Denver, Colorado

August 31, 2015

The HCM Funds

EXPENSE EXAMPLES (Unaudited)

June 30, 2015

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period***
Actual	1/1/15	6/30/15	1/1/15 - 6/30/15 +	1/1/15 - 6/30/15
HCM Tactical Growth Fund - Class A*	$1,000.00	$1,014.60	$9.94	1.99%
HCM Tactical Growth Fund - Class C*	1,000.00	1,014.60	13.69	2.74%
HCM Tactical Growth Fund - Class I*	1,000.00	1,014.60	8.69	1.74%
HCM Tactical Growth Fund - Class R*	1,000.00	1,014.60	9.19	1.84%
HCM Dividend Sector Plus Fund - Class A**	1,000.00	1,015.00	9.94	1.99%
HCM Dividend Sector Plus Fund - Class A1**	1,000.00	1,015.00	$10.69	2.14%
HCM Dividend Sector Plus Fund - Investor Class**	1,000.00	1,015.00	9.19	2.74%
HCM Dividend Sector Plus Fund - Class I**	1,000.00	1,015.00	9.94	1.99%
HCM Dividend Sector Plus Fund - Class R**	1,000.00	1,009.61	9.19	1.84%

	Beginning	Ending	Expense Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period***
(5% return before expenses)	1/1/15	6/30/15	1/1/15 - 6/30/15 +	1/1/15 - 6/30/15
HCM Tactical Growth Fund - Class A*	$1,000.00	$1,014.93	9.94	1.99%
HCM Tactical Growth Fund - Class C*	1,000.00	1,011.21	13.66	2.74%
HCM Tactical Growth Fund - Class I*	1,000.00	1,016.17	8.70	1.74%
HCM Tactical Growth Fund - Class R*	1,000.00	1,015.67	9.20	1.84%
HCM Dividend Sector Plus Fund - Class A**	1,000.00	1,009.15	6.08	1.99%
HCM Dividend Sector Plus Fund - Class A1**	1,000.00	1,008.70	6.54	2.14%
HCM Dividend Sector Plus Fund - Investor Class**	1,000.00	1,006.87	5.61	2.74%
HCM Dividend Sector Plus Fund - Class I**	1,000.00	1,009.15	6.08	1.99%
HCM Dividend Sector Plus Fund - Class R**	1,000.00	1,009.61	5.62	1.84%

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (111) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

***	Annualized.

+	HCM Dividend Sector Plus Fund commenced operations on March 11, 2015 therefore their expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (111) divided by the number of days in the fiscal year (365).

THE HCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

JUNE 30, 2015

Approval of Advisory Agreement – HCM Dividend Sector Plus Fund

In connection with a meeting held on February 3-4, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Howard Capital Management, Inc. (“HCM”), and the Trust, with respect to the HCM Dividend Sector Plus Fund (“HCM Dividend” or the “Fund”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to HCM Dividend and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service The Board noted that HCM is a registered investment adviser founded in 1999 and provides tactical money management services to individuals, 401(k) plans, brokers, and hedge funds, in addition to HCM Tactical, a separate series of the Trust. The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and was satisfied with their 20+ years of financial industry experience in portfolio management, compliance, and marketing, including time at several investment banks. The Board observed that, as in HCM Tactical, HCM will employ the HCM-Byline, a proprietary tactical mathematical trend model that produces signals that tell HCM when to enter and exit the market, in managing the Fund. The Trustees recognized that this model is a systematic, non-emotional, and repeatable method of investing that is designed to provide growth, and, while it may miss some market upswings, it also may mitigate some of the market’s volatility. The Board noted that HCM will monitor compliance with the Fund’s investment limitations by setting the inputs directly into the model to ensure it conforms with the Fund’s prospectus and SAI, in addition to manually inspecting the portfolio after trade settlements. The Board reviewed HCM’s best execution practices and were satisfied with its approach in selecting broker-dealers based on best execution. The Board noted that HCM has not had any material compliance or litigation issues during the past three years and appears to have instilled a strong culture of compliance. The Board expressed its satisfaction with HCM’s background and experience and concluded HCM has the potential to deliver high quality service to HCM Dividend and its prospective shareholders.

Performance The Board reviewed the results of HCM’s Dividend Sector Index Plus strategy that utilizes similar model methodologies that will be used to manage HCM Dividend. The Board noted that HCM has only been managing the strategy for approximately one year and, with returns of 12.82% for the year ended December 31, 2014, the strategy slightly underperformed the S&P 500. The Board acknowledged that the strategy’s defensive tactics

THE HCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

JUNE 30, 2015

caused it to not be fully invested during the year and, as the market had a period of strong returns during 2014, the slight underperformance to the S&P 500 was not unexpected. The Board concluded that, although past performance is not a guarantee of future returns, it appears that the strategy has merit and that HCM has potential to deliver reasonable performance for the benefit of the Fund and its shareholders.

Fees & Expenses The Board considered that HCM proposed an annual management fee of 1.25%, was higher than the Fund’s peer group, and also higher than the average fee in its expected Morningstar category, but within the range of fees charged in the Morningstar category. The Board observed that the Fund’s expense ratio of 1.99%, after fee waiver, is higher than the peer group average and Morningstar category, but within the range of each. The Board further noted that HCM charges a higher management fee to its individual clients for access to the same model methodologies. The Board concluded that, although the management fee is higher than the average of its peer group and Morningstar category, given the nature of the strategy and additional labor, research and resources required to perform the strategy, along with HCM’s willingness to discuss breakpoints, the proposed management fee was not unreasonable.

Economies of Scale The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that, based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreement. The Board observed that a representative of HCM agreed to discuss the implementation of breakpoints as the Fund grows and HCM achieves economies of scale. The Board emphasized its expectation that HCM engage in this discussion at a lower asset level than otherwise might be expected as HCM’s fees related to the Fund are above average. The Board agreed to closely monitor and readdress the issue at the appropriate time.

Profitability The Board considered the anticipated profits to be realized by HCM in connection with the operation of HCM Dividend and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that, even at an optimistic expected asset level of the Fund, HCM anticipates that it will realize a modest profit in terms of actual dollars and percentage of revenues from its relationship with the Fund during the Fund’s initial year of operations. The Board was satisfied that HCM’s anticipated profitability level associated with its relationship with the Fund is not excessive.

Conclusion Having requested and received such information from HCM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, made up entirely of Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of HCM Dividend.

The HCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2015

This chart provides information-- about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day to day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130.

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II and Northern Lights Variable Trust.

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (law firm, 2004-2008); Legal Consultant, Jensen Consulting (2004-2008).	32	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	32	None
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	133	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002- 2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008- 2011).	133	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976- 2014).	32	PS Technology, Inc. (2010-2013).

3/31/15-NLFT III-V2

The HCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2015

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (April 2012 to December 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-969-8464.

6/30/15-NLFT III-V1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended September 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER

Howard Capital Management, Inc.

555 Sun Valley Drive, Suite B-4

Roswell, Georgia 30076

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $25,000

(b)	Audit-Related Fees

2015 – None

(c)	Tax Fees
2015 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2015
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $0,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/ Principal Executive Officer

Date 9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, President/ Principal Executive Officer

Date 9/8/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/ Principal Financial Officer

Date 9/8/15